Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	SCHWAB CAPITAL TRUST
Prospectus Date		rr_ProspectusDate	Apr. 30, 2015
Schwab Monthly Income Fund - Maximum Payout
Risk/Return:		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	Schwab® Monthly Income Fund — Maximum Payout
Objective [Heading]		rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The fund seeks to provide current income and,
Objective, Secondary [Text Block]		rr_ObjectiveSecondaryTextBlock	as a secondary investment objective, capital appreciation.
Expense [Heading]		rr_ExpenseHeading	Fund fees and expenses
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 16% of the average value of its portfolio.
Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	16.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund's “Financial highlights” because the financial highlights include only the fund's direct operating expenses and do not include acquired fund fees and expenses (AFFE), which reflect the estimated amount of the fees and expenses incurred indirectly by the fund through its investments in the underlying funds during its prior fiscal year.
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example by Year [Heading]		rr_ExpenseExampleByYearHeading	Expenses on a $10,000 investment
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those time periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The figures are based on total annual fund operating expenses (including AFFE) after expense reduction. The expenses would be the same whether you stayed in the fund or sold your shares at the end of each period. Your actual costs may be higher or lower.
Strategy [Heading]		rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund seeks to achieve its investment objective by investing primarily in a combination of Schwab Funds® and Laudus Funds (the underlying funds) in accordance with its target asset allocation. The investment adviser will allocate assets among the underlying funds, which will include equity funds, fixed income funds, and money market funds.

The fund intends to invest in a combination of underlying funds; however, the fund may invest directly in equity and fixed income securities, cash and cash equivalents (including money market securities), exchange traded funds (ETFs) and nonproprietary mutual funds.

The fund intends to allocate investments among various asset classes such as equity, fixed income and cash and cash equivalents (including money market funds). The fund has its own distinct asset allocation strategy that is designed to accommodate the fund’s targeted annual payout percentage while taking into account the fund’s specific risk tolerances and desired level of capital appreciation. The fund’s target asset allocation is not fixed, and the fund has the flexibility to move within the following asset allocation ranges (under normal market conditions) at the discretion of the investment adviser: 0%-25% equity; 60%-100% fixed income; and 0%-15% cash and cash equivalents (including money market funds). Market appreciation or depreciation may cause the fund to be temporarily outside these ranges.

The fund is designed to offer investors a targeted annual payout of 5-6%. The targeted annual payout for the fund is based on historic yield environments over a ten year period. The fund’s actual annual payout could be higher or lower than the targeted annual payout based on the interest rate environment and other market factors occurring during that year. The fund’s anticipated annual payout during a low interest rate environment is expected to be 1-5% and, during a high interest rate environment, is expected to be 5-8%. Although it cannot be guaranteed by the fund, the fund does not expect to make distributions that will be treated as return of capital.

			For temporary defensive purposes during unusual economic or market conditions or for liquidity purposes, the fund may invest up to 100% of its assets directly in cash, money market instruments, repurchase agreements and other short-term obligations. When the fund engages in such activities, it may not achieve its investment objective.
Risk [Heading]		rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The fund is subject to risks, any of which could cause an investor to lose money. The fund's principal risks include:

Asset Allocation Risk. The fund is subject to asset allocation risk, which is the risk that the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market segments will cause the fund to underperform other funds with a similar investment objective.

Affiliated Fund Risk. The investment adviser's authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds may create a conflict of interest because the fees paid to it by some underlying funds are higher than the fees paid by other underlying funds. However, the portfolio manager is a fiduciary to the fund and is legally obligated to act in the fund's best interests when selecting underlying funds, without taking fees into consideration.

Market Risk. Equity and fixed income markets rise and fall daily. As with any investment whose performance is tied to these markets, the value of your investment in the fund will fluctuate, which means that you could lose money.

Structural Risk. The fund's monthly income payments will be made from fund assets and will reduce the amount of assets available for investment by the fund. Even if the fund's capital grows over time, such growth may be insufficient to enable the fund to maintain the amount of its targeted annual payout and targeted monthly income payments. The fund's investment losses may reduce the amount of future cash income payments an investor will receive from the fund. The dollar amount of the fund's monthly income payments could vary substantially from one year to the next and over time depending on several factors, including the performance of the financial markets in which the fund invests, the allocation of fund assets across different asset classes and investments, the performance of the fund's investment strategies, and the amount and timing of prior distributions by the fund. It is also possible for payments to go down substantially from one year to the next and over time depending on the timing of an investor's investments in the fund. Any redemptions will proportionately reduce the amount of future cash income payments to be received from the fund. There is no guarantee that the fund will make monthly income payments to its shareholders or, if made, that the fund's monthly income payments to shareholders will remain at a fixed amount.

Underlying Fund Investment Risk. The value of an investment in the fund is based primarily on the prices of the underlying funds that the fund purchases. In turn, the price of each underlying fund is based on the value of its securities. The fund is subject to the performance and expenses of the underlying funds in which it invests. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest and the types of investments made by those underlying funds. These risks include any combination of the risks described below, although the fund's exposure to a particular risk will be proportionate to the fund's overall asset allocation and underlying fund allocation.
  Investment Risk. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
  Management Risk. Certain underlying funds are actively managed mutual funds. An underlying fund's adviser applies its own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results or cause the underlying fund to meet its objectives.
  Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
  Large-, Mid- and Small-Cap Risk. Stocks of different market capitalizations tend to go in and out of favor based on market and economic conditions. Historically, small- and mid-cap stocks tend to be more volatile than large-cap stocks.
  Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund's yield and share price. Because interest rates in the United States and other countries are at or near, historically low levels, a change in a central bank's monetary policy or improving economic conditions may result in an increase in interest rates. A sharp rise in interest rates could cause an underlying fund to lose value. The credit quality of a portfolio investment could also cause an underlying fund's share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund's yield or share price. Below investment-grade bonds (junk bonds) involve greater risks than investment-grade securities.
  Foreign Investment Risk. An underlying fund's investments in securities of foreign issuers may involve certain risks that are greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may be heightened in connection with investments in emerging markets.
  Derivatives Risk. An underlying fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. An underlying fund's use of derivatives could reduce the underlying fund's performance, increase volatility, and could cause the underlying fund to lose more than the initial amount invested. In addition, investments in derivatives may involve leverage, which means a small percentage of assets invested in derivatives can have a disproportionately large impact on an underlying fund.
  Leverage Risk. Certain underlying fund transactions, such as derivatives, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund's portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the fund.
  Money Market Risk. Although an underlying money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in a money market fund.
  Liquidity Risk. An underlying fund may be unable to sell illiquid securities at an advantageous time or price.
  ETFs Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF's expenses. In addition, lack of liquidity in the market for an ETF's shares can result in its value being more volatile than the underlying portfolio of securities.
  Securities Lending Risk. Certain underlying funds engage in securities lending, which involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent.
  Real Estate Investment Trusts (REITs) Risk. An underlying fund's investments in REITs will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, access to capital, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks, for example, REITs may have their investments in relatively few properties, a small geographic area or a single property type. In addition, REITs have their own expenses, and an underlying fund will bear a proportionate share of those expenses.
  Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which an underlying fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. Transactions in mortgage pass-through securities primarily occur through to be announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction would expose an underlying fund to possible losses.
  Portfolio turnover risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund's performance and may increase the likelihood of capital gain distributions.
Direct Investment Risk. The fund may invest a portion of its assets directly in equity and fixed income securities, ETFs, cash and cash equivalents, including money market securities. The fund's direct investment in these securities is subject to the same or similar risks as an underlying fund's investment in the same security.

			For more information on the risks of investing in the fund and the underlying funds please see the "Fund details" section in the prospectus.
Risk Lose Money [Text]		rr_RiskLoseMoney	The fund is subject to risks, any of which could cause an investor to lose money.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock	The chart below shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for the various periods compared to those of two broad based indices and a composite index based on the fund’s target allocations. This information provides some indication of the risks of investing in the fund. All figures assume distributions were reinvested. Keep in mind that future performance (both before and after taxes) may differ from past performance. For current performance information, please see www.csimfunds.com/SchwabFunds_Prospectus.
Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart below shows how the fund's investment results have varied from year to year, and the following table shows how the fund's average annual total returns for the various periods compared to those of two broad based indices and a composite index based on the fund’s target allocations.
Performance Additional Market Index [Text]		rr_PerformanceAdditionalMarketIndex	The Maximum Payout Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation. Effective April 1, 2013, the Maximum Payout Composite Index is composed of 10.50% S& P 500 Index, 4.37% MSCI EAFE (Net) Index, 2.63% FTSE EPRA/NAREIT Global Index (Net), 48.30% Barclays U.S. Aggregate Bond Index, 32.20% Barclays U.S. Intermediate Aggregate Bond Index, and 2.00% Barclays U.S. Treasury Bills: 1-3 Months. Prior to April 1, 2013, the Maximum Payout Composite Index was composed of 10% S&P 500 Index and 90% Barclays U.S. Aggregate Bond Index.
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.csimfunds.com/SchwabFunds_Prospectus
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	Keep in mind that future performance (both before and after taxes) may differ from past performance.
Bar Chart [Heading]		rr_BarChartHeading	Annual total returns (%) as of 12/31
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock	Best Quarter: 5.07% Q3 2009 Worst Quarter: (1.64%) Q2 2013
Performance Table Heading		rr_PerformanceTableHeading	Average annual total returns (%) as of 12/31/14
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred	Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (“IRA”) or other tax-advantaged account.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock	The after-tax figures reflect the highest individual federal income tax rates in effect during the period and do not reflect the impact of state and local taxes. Your actual after-tax returns depend on your individual tax situation. In addition, after-tax returns are not relevant if you hold your fund shares through a tax-deferred arrangement, such as a 401(k) plan, an individual retirement account (“IRA”) or other tax-advantaged account.
Schwab Monthly Income Fund - Maximum Payout | Schwab Monthly Income Fund - Maximum Payout
Risk/Return:		rr_RiskReturnAbstract
Shareholder fees (fees paid directly from your investment)		rr_ShareholderFeeOther	none
Management fees		rr_ManagementFeesOverAssets	none
Distribution (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.22%
Acquired fund fees and expenses (AFFE)	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	0.47%
Total annual fund operating expenses	[1]	rr_ExpensesOverAssets	0.69%
Less expense reduction		rr_FeeWaiverOrReimbursementOverAssets	(0.22%)
Total annual fund operating expenses (including AFFE) after expense reduction	[1],[2]	rr_NetExpensesOverAssets	0.47%
1 year		rr_ExpenseExampleYear01	$ 48
3 years		rr_ExpenseExampleYear03	151
5 years		rr_ExpenseExampleYear05	263
10 years		rr_ExpenseExampleYear10	$ 591
2009		rr_AnnualReturn2009	9.18%
2010		rr_AnnualReturn2010	6.83%
2011		rr_AnnualReturn2011	4.70%
2012		rr_AnnualReturn2012	4.43%
2013		rr_AnnualReturn2013	1.66%
2014		rr_AnnualReturn2014	5.29%
Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	5.07%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2013
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(1.64%)
Label		rr_AverageAnnualReturnLabel	Before taxes
1 year		rr_AverageAnnualReturnYear01	5.29%
5 Years		rr_AverageAnnualReturnYear05	4.57%
Since Inception		rr_AverageAnnualReturnSinceInception	3.94%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2008
Schwab Monthly Income Fund - Maximum Payout | After taxes on distributions | Schwab Monthly Income Fund - Maximum Payout
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	After taxes on distributions
1 year		rr_AverageAnnualReturnYear01	3.90%
5 Years		rr_AverageAnnualReturnYear05	3.52%
Since Inception		rr_AverageAnnualReturnSinceInception	2.74%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2008
Schwab Monthly Income Fund - Maximum Payout | After taxes on distributions and sale of shares | Schwab Monthly Income Fund - Maximum Payout
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	After taxes on distributions and sale of shares
1 year		rr_AverageAnnualReturnYear01	3.26%
5 Years		rr_AverageAnnualReturnYear05	3.16%
Since Inception		rr_AverageAnnualReturnSinceInception	2.60%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2008
Schwab Monthly Income Fund - Maximum Payout | Comparative Indexes (reflect no deduction for expenses or taxes) S&P 500 Index
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Comparative Indexes (reflect no deduction for expenses or taxes) S&P 500 Index
1 year		rr_AverageAnnualReturnYear01	13.69%
5 Years		rr_AverageAnnualReturnYear05	15.45%
Since Inception		rr_AverageAnnualReturnSinceInception	9.09%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2008
Schwab Monthly Income Fund - Maximum Payout | Comparative Indexes (reflect no deduction for expenses or taxes) Barclays U.S. Aggregate Bond Index
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Comparative Indexes (reflect no deduction for expenses or taxes) Barclays U.S. Aggregate Bond Index
1 year		rr_AverageAnnualReturnYear01	5.97%
5 Years		rr_AverageAnnualReturnYear05	4.45%
Since Inception		rr_AverageAnnualReturnSinceInception	4.69%
Inception Date		rr_AverageAnnualReturnInceptionDate	Mar. 28, 2008
Schwab Monthly Income Fund - Maximum Payout | Comparative Indexes (reflect no deduction for expenses or taxes) Maximum Payout Composite Index
Risk/Return:		rr_RiskReturnAbstract
Label		rr_AverageAnnualReturnLabel	Comparative Indexes (reflect no deduction for expenses or taxes) Maximum Payout Composite Index
1 year	[3]	rr_AverageAnnualReturnYear01	5.79%
5 Years	[3]	rr_AverageAnnualReturnYear05	5.64%
Since Inception	[3]	rr_AverageAnnualReturnSinceInception	5.29%
Inception Date	[3]	rr_AverageAnnualReturnInceptionDate	Mar. 28, 2008

[1]	The total annual fund operating expenses in the fee table may differ from the expense ratios in the fund's "Financial highlights" because the financial highlights include only the fund's direct operating expenses and do not include acquired fund fees and expenses (AFFE), which reflect the estimated amount of the fees and expenses incurred indirectly by the fund through its investments in the underlying funds during its prior fiscal year.
[2]	The investment adviser and its affiliates have agreed to limit the total annual fund operating expenses (excluding interest, taxes and certain non-routine expenses) of the fund to 0.00% for so long as the investment adviser serves as the adviser to the fund. This agreement may only be amended or terminated with the approval of the fund's Board of Trustees. This agreement is limited to the fund's direct operating expenses and does not apply to AFFE.
[3]	The Maximum Payout Composite Index is a custom blended index developed by CSIM based on a comparable portfolio asset allocation. Effective April 1, 2013, the Maximum Payout Composite Index is composed of 10.50% S& P 500 Index, 4.37% MSCI EAFE (Net) Index, 2.63% FTSE EPRA/NAREIT Global Index (Net), 48.30% Barclays U.S. Aggregate Bond Index, 32.20% Barclays U.S. Intermediate Aggregate Bond Index, and 2.00% Barclays U.S. Treasury Bills: 1-3 Months. Prior to April 1, 2013, the Maximum Payout Composite Index was composed of 10% S&P 500 Index and 90% Barclays U.S. Aggregate Bond Index.